UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orbis Holdings Limited
Address: c/o Orbis Investment Management Limited
         34 Bermudiana Road
         Hamilton, Bermuda  HM 11

13F File Number:  28-04611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James J. Dorr, Esq.
Title:     General Counsel
Phone:     441-296-3000

Signature, Place, and Date of Signing:

     /s/ James J. Dorr, Esq.     Hamilton, Bermuda     February 09, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $1,329,351 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-04613                      Orbis Investment Management Limited

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVX CORP NEW                   COM              002444107      310    24600 SH       DEFINED                 24600        0        0
AVX CORP NEW                   COM              002444107    16009  1270548 SH       DEFINED 01            1237850        0    32698
COMCAST CORP NEW               CL A             20030N101   124125  3729716 SH       DEFINED 01            3618716        0   111000
COMCAST CORP NEW               CL A             20030N101     2087    62724 SH       DEFINED                 62724        0        0
COSTCO WHSL CORP NEW           COM              22160K105    68320  1411290 SH       DEFINED 01            1369584        0    41706
COSTCO WHSL CORP NEW           COM              22160K105      943    19483 SH       DEFINED                 19483        0        0
DIRECTV GROUP INC              COM              25459l106     1220    72863 SH       DEFINED                 72863        0        0
DIRECTV GROUP INC              COM              25459l106    64365  3844955 SH       DEFINED 01            3774767        0   110188
FIRST DATA CORP                COM              319963104    82679  1943560 SH       DEFINED 01            1886060        0    57500
FIRST DATA CORP                COM              319963104     1212    28500 SH       DEFINED                 28500        0        0
FRESH DEL MONTE PRODUCE INC    COM              036738105    47733  1612050 SH       DEFINED 01            1568350        0    43700
FRESH DEL MONTE PRODUCE INC    COM              036738105      799    27000 SH       DEFINED                 27000        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102    97738  4301850 SH       DEFINED 01            4175100        0   126750
HEALTH MGMT ASSOC INC NEW      CL A             421933102     1695    74600 SH       DEFINED                 74600        0        0
LEAPFROG ENTERPRISES INC       CL A             52186N106      330    24291 SH       DEFINED                 24291        0        0
LEAPFROG ENTERPRISES INC       CL A             52186N106    20144  1481152 SH       DEFINED 01            1435804        0    45348
LIBERTY MEDIA CORP NEW         COM SER A        530718105    81264  7401100 SH       DEFINED 01            7180100        0   221000
LIBERTY MEDIA CORP NEW         COM SER A        530718105     1224   111500 SH       DEFINED                111500        0        0
LIBERTY MEDIA INTL INC         COM SER A        530719103   135338  2927484 SH       DEFINED 01            2842501        0    84983
LIBERTY MEDIA INTL INC         COM SER A        530719103     2122    45897 SH       DEFINED                 45897        0        0
MARSH & MCLENNAN COS INC       COM              571748102     9870   300000 SH       DEFINED 01             291100        0     8900
MCKESSON CORP                  COM              58155Q103   100584  3197210 SH       DEFINED 01            3102210        0    96000
MCKESSON CORP                  COM              58155Q103     1526    48500 SH       DEFINED                 48500        0        0
NRG ENERGY INC                 COM NEW          629377508   179223  4971524 SH       DEFINED 01             486724        0   144800
NRG ENERGY INC                 COM NEW          629377508     2942    81600 SH       DEFINED                 81600        0        0
RELIANT ENERGY INC             COM              75952B105     1940   142100 SH       DEFINED                142100        0        0
RELIANT ENERGY INC             COM              75952B105   114465  8385720 SH       DEFINED 01            8140420        0   245300
SKYWEST INC                    COM              830879102     9321   464658 SH       DEFINED 01             458658        0     6000
SKYWEST INC                    COM              830879102      181     9000 SH       DEFINED                  9000        0        0
TRIAD HOSPITALS INC            COM              89579K109    90453  2430880 SH       DEFINED 01            2360280        0    70600
TRIAD HOSPITALS INC            COM              89579K109     1388    37300 SH       DEFINED                 37300        0        0
UNITEDGLOBALCOM                CL A             913247508     1233   127596 SH       DEFINED                127596        0        0
UNITEDGLOBALCOM                CL A             913247508    66568  6891102 SH       DEFINED 01            6694179        0   196923